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                      LORD ABBETT SERIES FUND, INC.
                             90 HUDSON STREET
                     JERSEY CITY, NEW JERSEY 07302-3973



                                                             May 5, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Lord Abbett Series Fund, Inc.
       1933 Act File No. 033-31072
       1940 Act File No. 811-05876

Ladies/Gentlemen:

       Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 27 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on April 28, 2005.

       Please contact the undersigned at (201) 395-2504 if you have any questions or comments.

                                                         Sincerely yours,

                                                         Rebecca Clark
                                                         -------------
                                                         Rebecca Clark
                                                         Legal Assistant
                                                         Lord, Abbett & Co. LLC